Significant Accounting Policies, Revenue Recognition (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue Recognition [Abstract]
Demurrage income	$ 1,528	$ 2,108	$ 1,935
Despatch expense	432	612	501
Accounts receivable trade, net	1,763	2,649
Current portion of deferred revenue	4,296	890
Deferred revenue recognized	890	1,741
Calculated under Revenue Guidance in Effect before ASC 606 [Member]
Revenue Recognition [Abstract]
Total net effect		$ 352
Total net effect per share (in dollars per share)		$ 0.14
Spot Charter [Member]
Revenue Recognition [Abstract]
Accounts receivable trade, net	653	$ 2,332
Time Charter [Member]
Revenue Recognition [Abstract]
Accounts receivable trade, net	1,110	$ 317
ASC 606 [Member]
Revenue Recognition [Abstract]
Adoption of revenue recognition accounting policy adjustment			(1,788)
Current portion of deferred revenue	1,663
ASC 606 [Member] | Accumulated Deficit [Member]
Revenue Recognition [Abstract]
Adoption of revenue recognition accounting policy adjustment			$ (1,788)
ASC 842 [Member]
Revenue Recognition [Abstract]
Current portion of deferred revenue	$ 2,663